CONSECO VARIABLE INSURANCE COMPANY

                       CONSECO VARIABLE ANNUITY ACCOUNT C
                       CONSECO VARIABLE ANNUITY ACCOUNT E
                       CONSECO VARIABLE ANNUITY ACCOUNT F
                       CONSECO VARIABLE ANNUITY ACCOUNT G
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       CONSECO VARIABLE ANNUITY ACCOUNT I
                           CONSECO VARIABLE ACCOUNT L

                        SUPPLEMENT DATED OCTOBER 22, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                       AND
                 SUPPLEMENTS DATED JULY 19 AND SEPTEMBER 6, 2002

         As of the date of this Supplement, October 22, 2002, the subaccount investing in the Pioneer Europe VCT Portfolio, an investment option under your Conseco variable annuity contract ("Contract"), will be closed to new monies.

         The subaccounts investing in the Pioneer Europe VCT Portfolio will no longer accept new premiums, transfers from other subaccounts or the fixed account, including dollar cost averaging transfers, automatic portfolio rebalancing, and asset allocations. Money already allocated to the subaccounts investing in the Pioneer Europe VCT Portfolio will remain in those subaccounts until Conseco Variable receives contrary instructions from the owner ("you").

         In addition, the Pioneer Europe VCT Portfolio will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging, automatic account rebalancing, or systematic withdrawals and we will reassign the percentages previously assigned to the Pioneer Europe VCT Portfolio on a pro-rata basis among the remaining portfolios listed in your instructions. If you want us to treat your account differently, please call the Administrative Office at 1-866-590-2255.

         Please use this supplement with the May 1, 2002 Prospectus. Additional copies of your Conseco variable annuity prospectus are available from Conseco Variable. Read this supplement and your prospectus carefully and keep both documents together for future reference.